Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Seadrill Partners - deconsolidation event

Under the terms of the Operating Agreement of Seadrill Partners LLC (Seadrill Partners) the board of directors of Seadrill Partners have the power to oversee and direct the operations of, and manage and determine the strategies and policies of Seadrill Partners. During the period from Seadrill Partners' IPO in October 2012 until the time of its first effective AGM on January 2, 2014, the Company retained the sole power to appoint, remove and replace all members of Seadrill Partner's board of directors. From the first AGM the majority of the board members became electable by the common unitholders and accordingly, from this date the Company no longer retains the power to control the board of directors as a result of certain provisions in the Operating Agreement which limits the Company's ability to vote its full holding of common units in an election of directors to the board of Seadrill Partners. As of this date Seadrill Partners has been considered an affiliated entity and not a controlled subsidiary of the Company. Seadrill Partners will therefore be deconsolidated by the Company on January 2, 2014.
As a result of the deconsolidation the Company will derecognize the assets and liabilities of Seadrill Partners, and will recognize its ownership interests in Seadrill Partners and its direct ownership in Seadrill Partners subsidiaries, Seadrill Capricorn Holdings LLC and Seadrill Operating LP at fair value. Additionally, the external third party debt associated with the drilling units in Seadrill Partners is not derecognized from the Company as the debt has not been transferred to Seadrill Partners entities, however, the Company had entered into back to back loan agreements at the time of the IPO and upon each sale to Seadrill Partners which mirror the same terms and conditions and therefore the Company will recognize a related party loan receivable for these amounts. The excess of the fair value of the investments over the carrying value of Seadrill’s share of Seadrill Partners' net assets will be recognized as a gain in the Company’s consolidated statement of operations.
We estimate the gain to be recognized on deconsolidation to be calculated as follows:

(In US$ millions)	As at January 2, 2014
Fair value of investment in Seadrill Partners (a)	3,724
Carrying value of the non-controlling interest in Seadrill Partners	141
Subtotal	3,865
Less:
Carrying value of Seadrill Partners’ net assets	1,255
Goodwill allocated to Seadrill Partners	240
Gain on deconsolidation of Seadrill Partners	2,370
Had the Company deconsolidated the assets and liabilities of Seadrill Partners as of December 31, 2013, certain line items in our balance sheet would have been impacted as follows:

(In US$ millions)
Balance sheet line items	As reported	As adjusted on proforma basis
Marketable securities	416	1,087
Amounts due from related party - current	101	627
Amounts due from related party - long term	—	2,126
Investment in associated companies	140	3,193
Drilling units	17,193	13,745
Goodwill	1,200	960
(a)    Fair value of investments and continuing involvement with investees
The estimated fair value of the Company's residual interest in Seadrill Partners comprised of the following:

(In US$ millions)	As of January 2, 2014
Common units (i)	671
Subordinated units (ii)	427
Seadrill Member Interest and Incentive Distribution Rights ("IDRs") (iii)	244
Direct ownership interests (iv)	2,382
Total	3,724
(i) Common units (marketable securities)
As of the deconsolidation date, the Company held 21.5 million common units representing 48.3% of the common units in issue as a class. The Company's holding in the voting common units of Seadrill Partners will be accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent a ‘common stock’ interest as defined by US GAAP.
These securities will be recognized on January 02, 2014 at the quoted market price and re-measured at fair value each reporting period. Any unrealized gains and losses on these securities are recognized directly in equity unless a realized loss is considered "other-than-temporary", in which case it is transferred to the statement of operations. Dividend income from the Common units will be recognized in the consolidated statement of operations.

(ii) Subordinated units
As of the deconsolidation date the Company held 16.5 million units representing 100% of the subordinated units. The Company's holding in the subordinated units of Seadrill Partners will be accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except for the removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units.
The fair value of the subordinated units, on January 02, 2014, was determined based on the quoted market price of the listed common units as of the deconsolidation date, but discounted for their non-tradability and subordinated dividend and liquidation rights during the subordination period. Under the equity method the Company will recognize its share of Seadrill Partners’ earnings allocable to the subordinated units, less amortization of the basis difference (see (c) below), through the ‘Share in results of associated companies’ line in the consolidated statement of operations. Dividends are recognized as a reduction in investment carrying value.

(iii) Seadrill Member Interest and IDRs
The Seadrill Member Interest (which is a 0% non-economic interest) holds the rights to 100% of the IDRs and is unable to trade these until the end of the subordination period without the approval of a majority of unaffiliated common unitholders. The Seadrill Member Interest and the incentive distribution rights (IDRs) in Seadrill Partners will be accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured.
The fair value of Company's interest in the Seadrill Member and the attached IDRs as of January 02, 2014 was determined using a Monte Carlo simulation method. The method takes into account the cash distribution waterfall, historical volatility, dividend yield and share price of the common units as of the deconsolidation date. Distributions to the IDRs will be recognized in the consolidated statement of operations.

iv) Direct Ownership interests
The Company holds the following ownership interests in entities controlled by Seadrill Partners:

•	70% ownership in Seadrill Operating LP
Seadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners. The Company's limited partner interests will be accounted for under the equity method as the Company is deemed to have significant influence over Seadrill Operating LP by virtue of Seadrill’s representation on the board of Seadrill Partners.

•	49% ownership in Seadrill Capricorn Holdings LLC
Seadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock. The Company’s 49% holding will be accounted for under the equity method, as the Company is deemed to have significant influence over Seadrill Capricorn Holdings by virtue of Seadrill’s representation on the board of Seadrill Partners.

•	39% ownership of Seadrill Deepwater Drillship Ltd. and 39% (indirect) ownership of Seadrill Mobile Units (Nigeria) Ltd.
The Company holds a 39% direct ownership interest in Seadrill Deepwater Drillship Ltd. and a 39% indirect ownership of Seadrill Mobile Units Ltd., through its 100% subsidiary Seadrill UK Ltd. Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock. The equity method of accounting will be applied for both investments, as the Company is deemed to have significant influence by virtue of the Company’s representation on the board of Seadrill Partners.
The fair values of the four ownership interests described above have been determined using discounted cash-flow (“DCF”) methodology, using cash-flow forecasts and a discount rate of 7.7% which is deemed to be representative for a market participant.

(b)    Gain on retained investment
The entire gain on deconsolidation relates to the re-measurement of the retained investments.
(c)    Accounting for basis differences
The Company’s investments that are accounted for under the equity method (subordinated units and direct ownership interests) are recognized at fair value. Basis differences therefore exist between the fair value of the investments and the underlying carrying values of the investees’ net assets at the date of deconsolidation. An exercise will be performed to allocate these basis differences to identifiable assets and liabilities, with any residual recognized as goodwill. Differences allocated to depreciable or amortizable assets or liabilities will be amortized over the estimated useful economic life of the underlying assets and liabilities. This amortization will be recognized in the consolidated statement of operations in the ‘Share in results from associated companies’ line.

Issuance of bonds and new debt arrangements
On January 28, 2014, North Atlantic Drilling our subsidiary, raised $600 million in senior unsecured notes in a private offering in the United States pursuant to Rule144A and Reg-S under the Securities Act. The bond bears interest of 6.25% per annum with maturity in 2019.
On February 21, 2014, Seadrill Partners, our consolidated subsidiary as of December 31, 2013, closed on a $1.8 billion Term Loan B with a $100 million revolving credit facility. The term loan bears interest of LIBOR plus 3% per annum and is due in February 2021. Subsequently we repaid in full the existing $1,500 million facility and the West Leo portion of the $1,121 million facility, which had outstanding balances of $706 million and $472.6 million respectively.
On March 6, 2014, the Company completed a 1,500 million Swedish kronor senior unsecured bond issue. The bond bears interest of STIBOR plus 3.25% per annum with maturity in March 2019.

Issuance of equity by subsidiaries
On January 29, 2014, North Atlantic Drilling, our subsidiary, completed its initial public offering in the United States by issuing $125 million in new shares and commenced trading on the New York Stock Exchange under the symbol "NADL". The offering of 13,513,514 common shares was priced at $9.25 per share. North Atlantic Drilling has granted the underwriters a 30-day option to purchase up to 2,027,027 additional common shares.
On March 17, 2014, Seadrill Partners LLC, our consolidated subsidiary as of December 31, 2013, issued 10,400,000 common units representing liability company interests in a public offering at a price of $30.60 per common unit. Seadrill Partners LLC also granted the underwriters a 30-day option to purchase up to an additional 1,560,000 common units in which the underwriters have exercised in full this option, bringing the the total number of public common units sold in the offering to 11,960,000. In addition, and concurrently with the closing of the public offering, the Company has agreed to purchase directly from Seadrill Partners LLC, 1,633,987 common units at a price of $30.60 per unit. As a result of this transaction the Company's ownership interest in Seadrill Partners LLC is 53.2% including both the common and subordinated units.

Sale of West Auriga to Seadrill Partners
On March 21, 2014, the Company completed the sale of the entities that own and operate the West Auriga to Seadrill Capricorn Holdings LLC, a 49% owned subsidiary by the Company and 51% owned by Seadrill Partners LLC. The total implied purchase price was $1.24 billion, of which Seadrill Partners' 51% share was $632.4 million. As Seadrill Partners LLC became a deconsolidated subsidiary as of January 2, 2014, this sale will not be treated as a transaction with an entity under common control.

Sale of shares in SapuraKencana
On April 9, 2014, the Company sold 230 million shares of SapuraKencana, raising approximately $300 million in net proceeds. Following the completion of this transaction the percentage shareholding in SapuraKencana has been reduced from 12% to 8%.